Long-Term Investments - Schedule of Long-Term Investments (Parenthetical) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended				12 Months Ended
	Jul. 31, 2019 CNY (¥)	Apr. 30, 2024 USD ($)	Mar. 31, 2023 USD ($)	Jan. 31, 2022 CNY (¥)	Jul. 31, 2021 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jul. 31, 2023 CNY (¥)	Nov. 30, 2021 CNY (¥)	Sep. 30, 2017
Schedule Of Equity Method Investments [Line Items]
Income (loss) in equity method investments						¥ (64,664)	$ (8,859)	¥ (50,374)	¥ (6,471)
Impairment loss						¥ 0		¥ 0	¥ 0
Qingdao Qingle Venture Capital Partnership (“Qingle”)
Schedule Of Equity Method Investments [Line Items]
Equity interest percentage								17.54%	11.95%
Payment for purchasing shares of investment									¥ 30,000
Nantong Wanwuchuangxin Venture Capital Partnership (“Wanwuchuangxin”)
Schedule Of Equity Method Investments [Line Items]
Equity interest percentage											29.00%	29.00%
Payment for purchasing shares of investment											¥ 17,400	¥ 29,000
Jinsong
Schedule Of Equity Method Investments [Line Items]
Equity interest percentage						29.99%		29.99%					30.00%
Payment to increase the investment of preferred shares					¥ 55,000					¥ 8,430
Payment to increase the investment of ordinary shares										¥ 1,940
Income (loss) in equity method investments						¥ (286)		¥ 761	¥ (1,448)
Jinsong | Ordinary Shares
Schedule Of Equity Method Investments [Line Items]
Ordinary share investments amount					28,370
Jinsong | Preferred Shares
Schedule Of Equity Method Investments [Line Items]
Equity securities without readily determinable fair value					¥ 63,430
AiFenLei
Schedule Of Equity Method Investments [Line Items]
Equity interest percentage	52.50%					40.33%		41.90%
Share of loss in equity method investments	¥ (9,259)
Payment to increase the investment of preferred shares				¥ 16,844
Payment to increase in investment | $		$ 10,000	$ 40,000
Income (loss) in equity method investments						¥ (65,125)		¥ (63,029)
Equity securities without readily determinable fair value						248,846		228,815
AiFenLei | Ordinary Shares
Schedule Of Equity Method Investments [Line Items]
Payment to increase in investment | $			$ 0
AiFenLei | Preferred Shares
Schedule Of Equity Method Investments [Line Items]
Payment to increase in investment | $		$ 2,000
AiFenLei | Ordinary and Preferred Shares
Schedule Of Equity Method Investments [Line Items]
Equity interest percentage									33.90%
Other Equity Securities Without Readily Determinable Fair Values
Schedule Of Equity Method Investments [Line Items]
Equity securities without readily determinable fair value						¥ 32,693		¥ 31,994